Warrant liabilities - ECARX Warrants in connection with the Merger - Movements (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Warranty and Rights Oustanding, Increase (Decrease) [Roll Forward]
Liability at the beginning	[1]	$ 1,201
Loss (gain) due to change in fair value		76	$ (477)	[2]	$ 1,675	[2]
Liability at the end		1,125	1,201	[1]
ECARX Public Warrants
Warranty and Rights Oustanding, Increase (Decrease) [Roll Forward]
Liability at the beginning		750	450
Loss (gain) due to change in fair value		(74)	300
Liability at the end		676	750		450
ECARX Private Warrants
Warranty and Rights Oustanding, Increase (Decrease) [Roll Forward]
Liability at the beginning		451	274
Loss (gain) due to change in fair value		(2)	177
Liability at the end		$ 449	$ 451		$ 274

[1]	Restated (refer to Note 2(c))
[2]	Restated (refer to Note 2(c))